Consolidated Statements of Financial Condition - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and cash equivalents	$ 75,864	$ 66,010
Securities borrowed	484,934
Securities purchased under agreements to resell	31,463
Receivables from broker dealers and clearing organizations	387,652
Trading assets, at fair value:
Financial instruments owned	1,307,933
Financial instruments owned and pledged	236,375
Property, equipment and capitalized software (net of accumulated depreciation)	44,644
Goodwill	715,379
Intangibles (net of accumulated amortization)	1,414
Other assets ($8,205 and $7,318, at fair value, as of December 31, 2014 and 2013, respectively)	32,823
Total assets	3,319,458
Liabilities
Securities loaned	497,862
Securities sold under agreements to repurchase	2,006
Payables to broker dealers and clearing organizations	686,203
Trading liabilities, at fair value:
Financial instruments sold, not yet purchased	1,037,634
Accounts payable and accrued expenses and other liabilities	93,331
Senior secured credit facility	495,724
Total liabilities	2,812,760
Members' Equity
Accumulated deficit	(91,383)
Accumulated other comprehensive income (loss)	(3,705)
Total members' equity	212,265
Total liabilities, redeemable membership interest and equity	3,319,458
Virtu Financial, LLC and subsidiaries
Assets
Cash and cash equivalents	75,864	66,010
Securities borrowed	484,934	708,103
Securities purchased under agreements to resell	31,463	162,608
Receivables from broker dealers and clearing organizations	387,652	427,741
Trading assets, at fair value:
Financial instruments owned	1,307,933	1,388,234
Financial instruments owned and pledged	236,375	415,179
Property, equipment and capitalized software (net of accumulated depreciation)	44,644	37,585
Goodwill	715,379	715,379
Intangibles (net of accumulated amortization)	1,414	1,626
Other assets ($8,205 and $7,318, at fair value, as of December 31, 2014 and 2013, respectively)	38,903	41,105
Total assets	3,324,561	3,963,570
Liabilities
Short-term borrowings		72,800
Securities loaned	497,862	1,029,312
Securities sold under agreements to repurchase	2,006	10,883
Payables to broker dealers and clearing organizations	686,203	530,229
Trading liabilities, at fair value:
Financial instruments sold, not yet purchased	1,037,634	1,278,412
Accounts payable and accrued expenses and other liabilities	93,331	80,921
Senior secured credit facility	500,827	507,725
Total liabilities	2,817,863	3,510,282
Redeemable membership interest
Redeemable membership interest	294,433	250,000
Members' Equity
Accumulated deficit	(91,383)	(74,027)
Accumulated other comprehensive income (loss)	(3,705)	1,327
Total members' equity	212,265	203,288
Total liabilities, redeemable membership interest and equity	3,324,561	3,963,570
Class A-1
Redeemable membership interest
Redeemable membership interest	294,433
Members' Equity
Membership interests	19,648
Class A-1 | Virtu Financial, LLC and subsidiaries
Members' Equity
Membership interests	19,648	19,648
Class A-2
Members' Equity
Membership interests	287,705
Class A-2 | Virtu Financial, LLC and subsidiaries
Members' Equity
Membership interests	$ 287,705	$ 256,340